Shareholder Report	6 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Court Street Trust II
Entity Central Index Key	0000880709
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Fidelity New Jersey Municipal Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Fidelity® New Jersey Municipal Money Market Fund
Class Name	Fidelity® New Jersey Municipal Money Market Fund Institutional Class
Trading Symbol	FSKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 1,134,480,995
Holdings Count | shares	185
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,134,480,995
Number of Holdings	185

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 69.3 8-30 1.8 31-60 6.7 61-90 2.7 91-180 4.8 >180 11.1 Variable Rate Demand Notes (VRDNs) 35.4 Tender Option Bond 24.2 Municipal Securities 24.1 Commercial Paper 1.3 Net Other Assets (Liabilities) 15.0 ASSET ALLOCATION (% of Fund's net assets)
Fidelity New Jersey Municipal Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® New Jersey Municipal Money Market Fund
Class Name	Fidelity® New Jersey Municipal Money Market Fund Premium Class
Trading Symbol	FSJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,134,480,995
Holdings Count | shares	185
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,134,480,995
Number of Holdings	185

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 69.3 8-30 1.8 31-60 6.7 61-90 2.7 91-180 4.8 >180 11.1 Variable Rate Demand Notes (VRDNs) 35.4 Tender Option Bond 24.2 Municipal Securities 24.1 Commercial Paper 1.3 Net Other Assets (Liabilities) 15.0 ASSET ALLOCATION (% of Fund's net assets)
Fidelity New Jersey Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Jersey Municipal Money Market Fund
Class Name	Fidelity® New Jersey Municipal Money Market Fund
Trading Symbol	FAYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 1,134,480,995
Holdings Count | shares	185
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,134,480,995
Number of Holdings	185

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 69.3 8-30 1.8 31-60 6.7 61-90 2.7 91-180 4.8 >180 11.1 Variable Rate Demand Notes (VRDNs) 35.4 Tender Option Bond 24.2 Municipal Securities 24.1 Commercial Paper 1.3 Net Other Assets (Liabilities) 15.0 ASSET ALLOCATION (% of Fund's net assets)